Residential Loans at Fair Value (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
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Summary of Residential Loans, Net

Residential loans at fair value are comprised of the following types of loans (in thousands):

	December 31,
	2013	2012
Reverse loans(1)	$8,738,503	$6,047,108
Forward loans in Non-Residual Trusts	587,265	646,498
Forward loans held for sale	1,015,607	16,605

Residential loans at fair value	$10,341,375	$6,710,211

(1)	Includes $28.5 million in reverse loans held for sale at December 31, 2012. There were no reverse loans held for sale at December 31, 2013.

Reconciliation of Changes in Residential Loans Held for Sale

A reconciliation of the changes in residential loans held for sale is presented in the following table (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2014	2013	2014	2013
Balance at beginning of period	$630,456	$278,474	$1,015,607	$45,065
Purchases and originations of loans held for sale	4,453,761	4,848,332	8,037,309	5,281,349
Proceeds from sales of and payments on loans held for sale(1)	(4,045,058)	(3,522,518)	(8,104,759)	(3,749,979)
Realized gains on sales of loans(2)	102,517	67,218	189,350	75,526
Change in unrealized gains (losses) on loans held for sale(2)	23,353	(15,897)	19,177	(2,271)
Interest income(2)	8,721	8,473	17,066	9,261
Transfers from loans held for investment	—	43	—	5,183
Other	(162)	90	(162)	81

Balance at end of period	$1,173,588	$1,664,215	$1,173,588	$1,664,215

(1)	Excludes realized gains (losses) on freestanding derivatives.
(2)	Amount is a component of net gains on sales of loans on the consolidated statements of comprehensive income (loss). Refer to Note 6 for additional information.

A reconciliation of the changes in residential loans held for sale to the amounts presented on the consolidated statements of cash flows is presented in the following table (in thousands). There were no residential loans sold by the Company during the year ended December 31, 2011.

	For the Year Ended December 31,
	2013	2012
Balance at beginning of year	$45,065	$—
Purchases and originations of residential loans held for sale	16,141,573	22,259
Proceeds from sales of and payments on residential loans held for sale	(15,452,196)	(15,985)
Realized gains on sales of loans	218,504	537
Change in unrealized gains on loans held for sale	24,771	266
Interest income	32,625	16
Acquisition of S1L	—	37,972
Transfers from residential loans held for investment	5,183	—
Other	82	—

Balance at end of year	$1,015,607	$45,065

Schedule of Concentrations of Credit Risk

The table below provides the percentage of all residential loans (both those carried at fair value and amortized cost) on the Company’s consolidated balance sheets by the state in which the home securing the loan is located and is based on their unpaid principal balances. Other consists of loans in states in which concentration individually represents less than 5% of total unpaid principal balance.

	December 31,
	2013	2012
California	18%	15%
Texas	11%	14%
Florida	7%	8%
New York	5%	5%
Other	59%	58%

Total	100%	100%